Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Financial Assets and Liabilities (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Commercial hedge loan adjustment to market change	$ 1.6	$ 3.5